COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	32.0%
BANKING	10.7%
Bank of America Corp., 5.00%, Series LL(a)(b)		288,009	$6,393,800
Bank of America Corp., 5.375%, Series KK(a)(b)		35,839	840,783
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		410,836	8,389,271
First Horizon Corp., 6.50%, Series E(a)(b)		226,999	5,318,587
M&T Bank Corp., 7.50%, Series J(a)(b)		397,600	10,460,856
Morgan Stanley, 4.25%, Series O(a)(b)		74,599	1,392,017
Morgan Stanley, 5.85% to 4/15/27, Series K(a)(b)(c)		294,081	7,175,576
Morgan Stanley, 6.375% to 10/15/24, Series I(a)(b)(c)		289,449	7,265,170
Morgan Stanley, 6.50%, Series P(a)(b)		120,585	3,099,035
Morgan Stanley, 6.625%, Series Q(a)(b)		856,032	22,192,630
Morgan Stanley, 6.875% to 10/15/24, Series F(a)(b)(c)		680,397	17,166,416
Morgan Stanley, 7.125% to 10/15/24, Series E(a)(b)(c)		350,000	8,876,000
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		88,820	2,053,518
Texas Capital Bancshares, Inc., 5.75%, Series B(a)(b)		16,390	323,375
Wells Fargo & Co., 4.375%, Series CC(a)(b)		117,864	2,259,453
Wells Fargo & Co., 4.70%, Series AA(a)(b)		288,351	5,870,826
Wells Fargo & Co., 4.75%, Series Z(a)(b)		268,039	5,467,996
Wells Fargo & Co., 7.50%, Series L (Convertible)(b)		6,750	8,118,562

			122,663,871

CONSUMER STAPLE PRODUCTS	0.7%
CHS, Inc., 7.50%, Series 4(b)		299,435	7,680,508

FINANCIAL SERVICES	2.9%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		151,751	3,818,055
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		147,108	3,943,965
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(b)		633,858	13,932,199
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(b)		214,812	4,762,382
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		246,072	6,321,590

			32,778,191

INDUSTRIAL SERVICES	1.4%
WESCO International, Inc., 10.625% to 6/22/25, Series A(b)(c)		600,807	15,681,063

INSURANCE	8.2%
Allstate Corp., 7.375%, Series J(a)(b)		164,459	4,376,254
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		172,499	3,303,356
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		351,086	7,966,141
Assurant, Inc., 5.25%, due 1/15/61(a)		75,306	1,591,216
Athene Holding Ltd., 4.875%, Series D(a)(b)		243,569	4,452,441
Athene Holding Ltd., 5.625%, Series B(a)(b)		1,928	41,182
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		473,355	11,478,859
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a)(b)(c)		240,143	5,960,349
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)		242,600	6,113,520
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		337,144	8,705,058
Brighthouse Financial, Inc., 5.375%, Series C(a)(b)		145,183	2,722,181
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a)(b)(c)		216,095	4,537,995
Equitable Holdings, Inc., 4.30%, Series C(a)(b)		98,173	1,773,005
Equitable Holdings, Inc., 5.25%, Series A(a)(b)		286,202	6,279,272
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)		331,858	8,661,494
Lincoln National Corp., 9.00%, Series D(a)(b)		321,052	8,909,193

		Shares		Value
MetLife, Inc., 5.625%, Series E(a)(b)			96,332	$2,334,124
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(a)(c)			88,531	2,287,641
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)			103,152	1,828,885

				93,322,166

PIPELINES	0.6%
Enbridge, Inc., 2.983% to 9/1/25, Series 15 (Canada)(a)(b)(c)			300,000	3,874,262
TC Energy Corp., 3.762% to 10/30/24, Series 9 (Canada)(a)(b)(c)			200,000	2,607,467

				6,481,729

REAL ESTATE	0.9%
Chatham Lodging Trust, 6.625%, Series A(b)			85,000	1,768,000
DigitalBridge Group, Inc., 7.125%, Series H(b)			206,801	4,764,695
DigitalBridge Group, Inc., 7.125%, Series J(b)			167,076	3,767,564

				10,300,259

TELECOMMUNICATIONS	1.7%
AT&T, Inc., 4.75%, Series C(a)(b)			363,285	7,225,739
AT&T, Inc., 5.00%, Series A(a)(b)			268,141	5,553,200
Telephone & Data Systems, Inc., 6.00%, Series VV(a)(b)			43,431	749,619
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70(a)			66,904	1,364,841
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(a)			75,312	1,536,365
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69(a)			163,097	3,576,717

				20,006,481

UTILITIES	4.9%
Algonquin Power & Utilities Corp., 9.603% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)			237,068	5,969,372
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)(b)			47,070	823,254
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)			208,034	3,247,411
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)			168,056	2,788,049
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)			214,600	3,676,098
CMS Energy Corp., 5.875%, due 10/15/78(a)			120,000	2,878,800
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a)(b)(c)			453,764	10,999,239
SCE Trust VI, 5.00% (TruPS)(a)(b)			394,659	7,723,477
SCE Trust VII, 7.50%, Series M (TruPS)(a)(b)			442,665	11,584,543
SCE Trust VIII, 6.95%, Series N(a)(b)			253,587	6,425,895

				56,116,138

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$387,888,318)				365,030,406

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	118.0%
BANKING	71.4%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(b)(c)(e)(f)		EUR	4,000,000	4,264,065
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	3,600,000	4,022,723
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	6,400,000	7,067,958
Banco Bilbao Vizcaya Argentaria SA, 6.875% to 12/13/30 (Spain)(b)(c)(e)(f)		EUR	2,400,000	2,597,630
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)			4,900,000	5,295,542
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a)(b)(c)(e)(f)		EUR	1,000,000	1,066,592
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(b)(c)(e)(f)		EUR	3,600,000	4,307,041
Banco Santander SA, 7.00% to 11/20/29 (Spain)(b)(c)(e)(f)		EUR	4,000,000	4,430,574
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)			12,200,000	12,341,339

	Principal Amount*			Value
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)		4,000,000		$4,365,644
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)		9,000,000		10,294,740
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)		12,042,000		11,889,416
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)(c)		20,807,000		20,795,956
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)		1,700,000		1,707,329
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)(c)		3,318,000		3,338,664
Bank of America Corp., 6.50% to 10/23/24, Series Z(a)(b)(c)		5,567,000		5,566,070
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(a)(c)		6,948,000		7,033,377
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		4,200,000		4,409,466
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)		10,250,000		10,883,460
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		4,220,000		4,242,240
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(c)(e)		1,200,000		1,186,148
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		2,700,000		2,779,780
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	6,400,000		8,490,288
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(c)(e)		11,400,000		12,478,463
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(c)(e)(g)		16,600,000		17,139,462
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(e)(g)		800,000		824,060
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(e)(g)		12,800,000		13,457,766
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		8,800,000		9,463,740
CaixaBank SA, 7.50% to 1/16/30 (Spain)(b)(c)(e)(f)	EUR	1,800,000		2,054,209
CaixaBank SA, 8.25% to 3/13/29 (Spain)(b)(c)(e)(f)	EUR	8,800,000		10,261,346
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)(c)		26,699,000		24,965,963
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)		10,317,000		8,723,001
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)(c)		1,973,000		1,865,907
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(b)(c)		9,399,000		9,312,505
Citigroup Capital III, 7.625%, due 12/1/36 (TruPS)		1,500,000		1,613,585
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)(c)		4,370,000		4,152,553
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(b)(c)		12,256,000		12,183,621
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(b)(c)		10,030,000		10,050,211
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		9,040,000		9,192,837
Citigroup, Inc., 7.625% to 11/15/28, Series AA(b)(c)		29,195,000		30,435,243
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a)(b)(c)		7,053,000		6,936,725
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)(c)		6,590,000		6,559,464
Commerzbank AG, 7.875% to 10/9/31, Series EMTN (Germany)(b)(c)(e)(f)	EUR	3,200,000		3,567,248
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	2,400,000		3,143,695
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a)(b)(c)(e)(f)	EUR	3,100,000		3,524,807
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(c)(e)(g)		3,260,000		3,329,110
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)(j)		2,200,000		198,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(e)(g)(h)(i)(j)		7,600,000		684,000
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a)(b)(c)(e)		1,800,000		1,729,398
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR	6,800,000		7,505,961
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(b)(c)(e)(f)	EUR	3,800,000		4,497,176
Farm Credit Bank of Texas, 7.75% to 6/15/29(a)(b)(c)		3,948,000		4,029,991
Farm Credit Bank of Texas, 9.611% (3 Month USD Term SOFR + 4.01%)(b)(d)(g)		7,000	†	710,500
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(b)(c)		3,284,000		3,042,549
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(b)(c)		17,139,000		17,972,709
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(b)(c)		26,008,000		26,870,451
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(b)(c)(g)		17,435,000		21,589,813
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)(e)		2,200,000		2,159,156
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		4,000,000		4,237,732
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b)(c)		1,820,000		1,678,989

		Principal Amount*		Value
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(b)(c)			7,141,000	$6,875,663
Huntington Bancshares, Inc., 8.443% (3 Month USD Term SOFR + 3.142%), Series E(a)(b)(d)			2,603,000	2,560,859
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)			1,200,000	1,066,464
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)			5,000,000	5,094,000
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)			2,500,000	2,623,116
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)		EUR	2,800,000	3,058,913
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(c)(e)(g)			8,000,000	8,010,200
Intesa Sanpaolo SpA, 9.125% to 9/7/29 (Italy)(b)(c)(e)(f)		EUR	1,400,000	1,700,765
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a)(b)(c)			3,400,000	3,382,656
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)			23,467,000	24,306,026
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(c)(e)			5,800,000	5,834,910
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(c)(e)		GBP	2,000,000	2,662,696
Nationwide Building Society, 10.25%, Series CCDS (United Kingdom)(b)(f)		GBP	11,560,000	19,579,316
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(b)(c)(e)			4,400,000	4,451,515
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(b)(c)(e)			1,600,000	1,660,741
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)			4,081,000	4,033,670
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)			13,976,000	13,974,659
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)			19,864,000	19,414,003
Regions Financial Corp., 5.75% to 6/15/25, Series D(a)(b)(c)			8,429,000	8,362,912
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(e)(f)			1,600,000	1,600,140
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)			2,400,000	2,200,868
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(b)(c)(e)(g)			3,200,000	3,215,283
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)			8,200,000	8,430,937
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)			7,400,000	7,831,531
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)			13,549,000	13,597,302
State Street Corp., 6.70% to 9/15/29, Series J(b)(c)			16,943,000	16,963,633
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(b)(f)		EUR	26,493,050	32,005,233
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)			2,600,000	2,276,225
Swedbank AB, 7.625% to 3/17/28 (Sweden)(b)(c)(e)(f)			1,800,000	1,816,875
Swedbank AB, 7.75% to 3/17/30 (Sweden)(b)(c)(e)(f)			5,400,000	5,511,814
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)			11,305,000	11,814,844
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)(c)			4,735,000	4,652,726
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)			11,568,000	10,862,342
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)			2,239,000	2,118,422
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(c)(e)(g)			1,500,000	1,256,919
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a)(b)(c)(e)(f)			4,100,000	4,092,312
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(b)(c)(e)(g)			8,000,000	8,729,760
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(b)(c)(e)(g)			12,600,000	14,290,353
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)(c)			5,452,000	4,946,184
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)(c)			4,662,000	4,533,413
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(b)(c)(e)(f)		GBP	2,820,000	4,108,139
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)(c)			11,798,000	11,324,328
Wells Fargo & Co., 6.85% to 9/15/29(b)(c)			14,960,000	15,177,359
Wells Fargo & Co., 7.625% to 9/15/28(b)(c)			35,256,000	37,588,937

				814,116,951

ENERGY	1.6%
BP Capital Markets PLC, 3.625% to 3/22/29(a)(b)(c)(f)		EUR	4,000,000	4,175,536
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)(c)			5,492,000	5,205,712
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			8,950,000	9,259,133

				18,640,381

		Principal Amount*		Value
FINANCIAL SERVICES	3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(c)			5,410,000	$5,472,881
American Express Co., 3.55% to 9/15/26, Series D(b)(c)			3,381,000	3,165,375
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(a)(c)(g)			5,750,000	5,730,642
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			3,950,000	3,709,517
Discover Financial Services, 5.50% to 10/30/27, Series C(b)(c)			6,776,000	6,141,804
Discover Financial Services, 6.125% to 6/23/25, Series D(a)(b)(c)			7,145,000	7,109,732
ILFC E-Capital Trust I, 7.159% (3 Month USD Term SOFR + 1.812%), due 12/21/65 (TruPS)(d)(g)			1,219,000	1,014,896
ILFC E-Capital Trust II, 7.409% (3 Month USD Term SOFR + 2.062%), due 12/21/65 (TruPS)(d)(g)			5,352,000	4,545,867

				36,890,714

INSURANCE	12.9%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(a)(c)(f)			5,900,000	5,835,967
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(b)(c)(e)(f)		EUR	3,830,000	4,214,545
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(c)			7,175,000	7,306,640
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			4,777,000	4,276,027
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(a)(c)			4,450,000	4,279,364
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(g)			7,910,000	7,422,098
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			6,575,000	6,688,999
La Mondiale SAM, 6.75% to 1/17/34, Series EMTN (France)(b)(c)(e)(f)		EUR	3,800,000	4,118,143
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(f)			7,100,000	6,538,656
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(c)(g)			2,023,000	1,894,079
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)			14,850,000	16,063,171
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(a)(g)			7,800,000	8,453,765
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			5,500,000	6,452,264
Nippon Life Insurance Co., 5.95% to 4/16/34, due 4/16/54 (Japan)(a)(c)(g)			2,300,000	2,332,673
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(b)(c)(e)(f)			1,008,000	1,002,180
Phoenix Group Holdings PLC, 8.50% to 12/12/29 (United Kingdom)(b)(c)(e)(f)			1,600,000	1,604,090
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(c)			9,405,000	9,611,957
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(c)			5,785,000	5,977,398
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)			5,200,000	4,706,962
Rothesay Life PLC, 7.00% to 6/11/29, due 9/11/34 (United Kingdom)(a)(c)(f)			3,600,000	3,681,477
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(c)(g)			5,190,000	4,357,638
SBL Holdings, Inc., 7.00% to 5/13/25(a)(b)(c)(g)			5,013,000	4,469,361
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)			11,400,000	11,269,725
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)			9,575,000	10,095,669
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(a)(c)(f)			4,600,000	3,915,336

				146,568,184

PIPELINES	9.7%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(c)			1,900,000	1,810,074
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)			2,772,000	2,634,384
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			2,421,000	2,362,453
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			8,605,000	8,282,781
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)			6,120,000	6,243,587
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			3,512,000	3,541,697
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(c)			3,140,000	3,189,612
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			10,208,000	10,632,438
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			13,707,000	14,409,539
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)			13,710,000	15,028,450
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)			5,355,000	5,333,432
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)			573,000	563,924

		Principal Amount*		Value
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			9,896,000	$9,889,198
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(c)			1,680,000	1,789,576
Enterprise Products Operating LLC, 8.385% (3 Month USD Term SOFR + 3.039%), due 6/1/67(a)(d)			1,500,000	1,486,145
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)			7,972,000	7,441,074
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			16,505,000	15,329,195
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)(c)			1,219,000	1,194,432

				111,161,991

REAL ESTATE	1.6%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(a)(c)(g)			7,900,000	7,486,231
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(b)(c)(f)		EUR	9,400,000	10,848,550

				18,334,781

RETAIL & WHOLESALE—STAPLES	0.4%
Land O’ Lakes, Inc., 7.00%(b)(g)			3,600,000	2,808,044
Land O’ Lakes, Inc., 7.25%(b)(g)			1,710,000	1,419,279

				4,227,323

TELECOMMUNICATIONS	0.7%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(c)			2,875,000	2,980,901
Vodafone Group PLC, 8.00% to 5/30/31, due 8/30/86, Series EMTN (United Kingdom)(c)(f)		GBP	3,500,000	4,882,046

				7,862,947

UTILITIES	16.5%
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			9,335,000	9,502,750
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			14,372,000	13,152,651
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			8,691,000	8,813,143
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)			8,711,000	8,829,095
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83, Series EMTN (Australia)(c)(f)		EUR	5,200,000	6,110,204
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(c)			2,000,000	1,854,369
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b)(c)			23,390,000	22,313,407
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)			7,770,000	8,068,986
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(a)(c)			5,400,000	5,684,568
Edison International, 7.875% to 3/15/29, due 6/15/54(c)			2,020,000	2,119,384
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(a)(b)(c)(f)		GBP	10,400,000	13,216,539
Electricite de France SA, 9.125% to 3/15/33 (France)(a)(b)(c)(g)			1,200,000	1,332,518
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)(c)			13,649,000	13,628,544
Enel SpA, 6.625% to 4/16/31, Series EMTN (Italy)(b)(c)(f)		EUR	4,600,000	5,453,409
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)			9,310,000	9,337,539
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)(g)			4,940,000	5,045,399
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)			8,599,000	8,760,025
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)			12,470,000	12,993,279
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)			4,444,000	4,517,688
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(c)			8,553,000	7,934,638
Sempra, 4.875% to 10/15/25(a)(b)(c)			3,485,000	3,422,540
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)			15,465,000	15,531,212

				187,621,887

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,334,142,119)				1,345,425,159

		Shares	Value
SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.26%(k)		15,443,678	$15,443,678
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(k)		2,414,971	2,414,971

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$17,858,649)			17,858,649

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,739,889,086)	151.6%		1,728,314,214
LIABILITIES IN EXCESS OF OTHER ASSETS	(51.6)		(588,151,375)

NET ASSETS (Equivalent to $20.63 per share based on 55,273,457 shares of common stock outstanding)	100.0%		$1,140,162,839

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 125,000,000	0.270%	Monthly	5.444%(l)	Monthly	12/20/24	$2,602,119	$6,093	$2,608,212
35,000,000	0.249%	Monthly	5.444%(l)	Monthly	12/20/24	731,620	1,582	733,202
125,000,000	0.360%	Monthly	5.444%(l)	Monthly	12/20/25	7,233,397	15,820	7,249,217
35,000,000	0.349%	Monthly	5.444%(l)	Monthly	12/20/25	2,030,641	3,668	2,034,309
160,000,000	0.464%	Monthly	5.444%(l)	Monthly	12/20/26	13,629,937	25,653	13,655,590
70,000,000	0.930%	Monthly	5.444%(l)	Monthly	9/15/27	6,439,124	11,896	6,451,020
GBP 28,000,000	0.900%	Monthly	5.200%(m)	Monthly	9/15/27	3,242,767	—	3,242,767
						$35,909,605	$64,712	$35,974,317

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	458,090	USD	332,166	8/2/24	$363
Brown Brothers Harriman	CAD	429,999	USD	314,848	8/2/24	3,393
Brown Brothers Harriman	CAD	8,234,624	USD	6,021,135	8/2/24	56,659
Brown Brothers Harriman	EUR	148,247,281	USD	159,120,478	8/2/24	(1,320,129)
Brown Brothers Harriman	EUR	2,800,000	USD	3,045,246	8/2/24	14,947
Brown Brothers Harriman	GBP	13,611,577	USD	17,206,449	8/2/24	(291,918)
Brown Brothers Harriman	USD	6,604,392	CAD	9,122,713	8/2/24	3,341
Brown Brothers Harriman	USD	4,548,769	EUR	4,158,057	8/2/24	(48,712)
Brown Brothers Harriman	USD	5,297,546	EUR	4,863,771	8/2/24	(33,731)
Brown Brothers Harriman	USD	3,271,830	EUR	3,000,000	8/2/24	(25,080)
Brown Brothers Harriman	USD	4,496,792	EUR	4,153,823	8/2/24	(1,317)
Brown Brothers Harriman	USD	5,026,245	EUR	4,647,003	8/2/24	2,974
Brown Brothers Harriman	USD	136,456,497	EUR	126,090,590	8/2/24	5,032
Brown Brothers Harriman	USD	4,447,256	EUR	4,134,037	8/2/24	26,805
Brown Brothers Harriman	USD	17,481,621	GBP	13,611,577	8/2/24	16,746
Brown Brothers Harriman	CAD	8,957,000	USD	6,489,921	9/4/24	(3,794)
Brown Brothers Harriman	EUR	124,636,902	USD	135,080,228	9/4/24	(15,307)
Brown Brothers Harriman	GBP	13,706,813	USD	17,608,457	9/4/24	(17,965)
						$(1,627,693)

Glossary of Portfolio Abbreviations

CAD	Canada Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $873,736,845 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at July 31, 2024.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $289,935,789 which represents 25.4% of the net assets of the Fund (16.6% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $235,638,265 which represents 20.7% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $207,795,297 which represents 18.2% of the net assets of the Fund, of which 0.2% are illiquid.

(h)	Non–income producing security.
(i)	Security is in default.
(j)	Security value is determined based on significant unobservable inputs (Level 3).
(k)	Rate quoted represents the annualized seven–day yield.

(l)	Based on USD-SOFR-OIS. Represents rates in effect at July 31, 2024.
(m)	Based on 1–Month GBP SONIA. Represents rates in effect at July 31, 2024.

Country Summary	% of Managed Assets
United States	61.6
Canada	10.1
United Kingdom	7.1
France	5.7
Spain	3.5
Netherlands	2.8
Switzerland	2.3
Italy	1.0
Germany	1.0
Japan	0.8
Australia	0.8
Ireland	0.7
Sweden	0.6
Other (includes short-term investments)	2.0

100.0

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Over-the-counter (OTC) total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Preferred Securities—Exchange-Traded:
Banking	$100,471,241	$22,192,630	$—		$122,663,871
Other Industries	242,366,535	—	—		242,366,535
Preferred Securities—Over-the-Counter:
Banking	—	813,234,951	882,000	(a)	814,116,951
Other Industries	—	531,308,208	—		531,308,208
Short-Term Investments	—	17,858,649	—		17,858,649

Total Investments in Securities(b)	$342,837,776	$1,384,594,438	$882,000		$1,728,314,214

Forward Foreign Currency Exchange Contracts	$—	$130,260	$—		$130,260
Interest Rate Swap Contracts	—	35,974,317	—		35,974,317

Total Derivative Assets(b)	$—	$36,104,577	$—		$36,104,577

Forward Foreign Currency Exchange Contracts	$—	$(1,757,953)	$—		$(1,757,953)

Total Derivative Liabilities(b)	$—	$(1,757,953)	$—		$(1,757,953)

(a)	Securities have been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as Level 3 securities.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At July 31, 2024, the Fund did not have any total return swap contracts outstanding.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Schedule of Investments as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the monthly average volume of the Fund’s interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts activity for the nine months ended July 31, 2024:

	Interest Rate Swap Contracts	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$585,329,697	$33,867,942	$167,213,630

(a)

Average notional amounts represent the average for all months in which the Fund had interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents nine months for interest rate swap contracts, seven months for total return swap contracts and nine months for forward foreign currency exchange contracts.